Employee Benefits - Summary of Employee Benefit Expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Wages and salaries	$ 58,745	$ 51,874	$ 49,393
Social security costs	10,486	9,800	8,814
Employee profit sharing	1,294	1,209	1,506
Post-employment benefits	842	700	625
Share-based payments	401	351	468
Termination benefits	132	159	325
Employee benefits expense	$ 71,904	$ 64,093	$ 61,131